Ordinary Shares	12 Months Ended
Dec. 31, 2025
Ordinary Shares [Abstract]
ORDINARY SHARES

15.    ORDINARY SHARES

The Company is authorized to issue a maximum of 5,000,000,000 ordinary shares with par value of US$0.00001 each, comprising 3,000,000,000 Class A ordinary shares,1,000,000,000 Class B ordinary shares and 1,000,000,000 share of such class or classes(however designated) as the board of directors may determine in accordance with the A&R Company Listing Articles, among which, 312,720,720 and 319,108,190 Class A ordinary shares, and 47,279,280 and 47,279,280 Class B ordinary shares issued and outstanding as of December 31, 2024 and 2025, respectively.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. In respect of matters requiring a shareholder vote, each holder of Class A ordinary shares will be entitled to one vote per one Class A ordinary share and each holder of Class B ordinary shares will be entitled to ten votes per one Class B ordinary share. Each Class B ordinary share shall be convertible into one fully paid and non-assessable Class A ordinary share at the option of the Class B Holder at any time upon written notice to the transfer agent of the Company. In no event shall Class A ordinary shares be convertible into Class B ordinary shares.

Outstanding Ordinary Shares Issued to Chenghe

Immediately before consummation of the Business Combination, Chenghe had 3,512,470 Class A ordinary shares and 2,875,000 Class B ordinary shares issued and outstanding, with par value of US$0.00001 each, (including 3,202,470 Class A ordinary shares held by public shareholders, 2,875,000 Class B ordinary shares held by the Sponsor (“Founder Shares”), and 310,000 Class A ordinary shares held by the Sponsor and the underwriters through the Private Placement (“Private Placement Shares”)), which were cancelled and converted into 6,387,470 Company Class A ordinary shares, with the same par value, upon consummation of the Business Combination.

Outstanding Ordinary Shares Issued to the Existing Shareholders of Polibeli Group

Immediately before consummation of the Business Combination, Polibeli Group’s authorized share capital was US$50,000 divided by 500,000,000 shares issued and outstanding, with par value of US$0.0001 each, which were cancelled and converted at a Recapitalization Factor of approximately 0.7200 into an aggregate of 312,720,720 Company Class A ordinary shares and 47,279,280 Company Class B ordinary shares, with par value changed to US$0.00001 each, upon consummation of the Business Combination.